Performance Management - Series M	Apr. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance. The Fund's performance information does not reflect the maximum annual wrap program or other similar fee; if it did, the total returns shown would be lower. An additional index, the Bloomberg Municipal Managed Money Intermediate (1-17) Index, shows how the Fund's performance compares to an index that is an unmanaged sub-index of the Bloomberg Municipal Managed Money Index, which is a rules-based, market-value-weighted index designed to track the performance of municipal securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal alternative minimum tax. Indices reflect no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with the returns of a broad measure of market performance.
Performance Additional Market Index [Text]	An additional index, the Bloomberg Municipal Managed Money Intermediate (1-17) Index, shows how the Fund's performance compares to an index that is an unmanaged sub-index of the Bloomberg Municipal Managed Money Index, which is a rules-based, market-value-weighted index designed to track the performance of municipal securities issued by state and local municipalities whose interest is exempt from federal income tax and the federal alternative minimum tax.
Bar Chart [Heading]	Total return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 – March 31, 2024: (0.26)% Best quarter during calendar years shown—4Q 2023: 5.63% Worst quarter during calendar years shown—1Q 2022: (5.72)%
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	5.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(5.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average annual total returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 year	5 years	10 years
Series M shares
Return before taxes	1.23%	1.13%	2.40%
Return after taxes on distributions	1.21	1.01	2.32
Return after taxes on distributions and sale of fund shares	1.89	1.36	2.40
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.05	0.99	2.25
Bloomberg Municipal Managed Money Intermediate (1-17) Index (reflects no deduction for fees, expenses or taxes)	(0.32)	0.73	1.97

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)